UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09637

Name of Fund: BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2009

Date of reporting period: 03/31/2009

Item 1 – Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE  LIQUIDITY  ALTERNATIVES
BLACKROCK SOLUTIONS

BlackRock Large Cap Core Plus Fund OF BLACKROCK LARGE CAP SERIES FUNDS, INC. SEMI-ANNUAL REPORT MARCH 31, 2009 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2009

A Letter to Shareholders

The past 12 months have been a period investors would like to forget, but instead will vividly remember, as the global financial crisis erupted into the worst recession in decades. Daily headlines recounted the downfalls of storied financial firms, volatile swings in the world’s financial markets and monumental government actions, including the recent passage of the nearly $800 billion American Recovery and Reinvestment Act of 2009.

The economic data generally deteriorated throughout the reporting period. US gross domestic product (“GDP”) contracted at an annual rate of 6.3% in the fourth quarter of 2008, and economic activity appears on pace to be negative in the first quarter of 2009 as well. The Federal Reserve Board (the “Fed”) took forceful action to revive the global economy and ailing financial system. In addition to slashing the federal funds target rate from 3.0% to a record low range of 0% to 0.25%, the central bank provided enormous cash infusions and radically expanded its balance sheet through a range of lending and acquisition programs.

Against this backdrop, US equities contended with high levels of volatility and posted steep losses, notwithstanding a powerful rally in the final month of the reporting period. International markets also experienced sharp downturns, with some regions declining as much or more than the United States. Risk aversion remained the dominant theme in fixed income markets, as investors sought out the haven of Treasury issues at the expense of virtually all other asset classes. High yield issues, in particular, faced unprecedented challenges and posted severe underperformance; that said, the sector pared its losses in the first quarter of 2009, as both liquidity and investor sentiment toward lower-quality debt improved. At the same time, the start of the new year brought somewhat of a return to normalcy for the tax-exempt market, which registered one of its worst years on record in 2008.

In all, investors continued to gravitate toward relative safety, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of March 31, 2009	6-month	12-month

US equities (S&P 500 Index)	(30.54)%	(38.09)%

Small cap US equities (Russell 2000 Index)	(37.17)	(37.50)

International equities (MSCI Europe, Australasia, Far East Index)	(31.11)	(46.50)

US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	11.88	10.46

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	4.70	3.13

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	5.00	2.27

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	(12.65)	(18.56)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We thank you for entrusting BlackRock with your investments and look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Seeking additional investment insights?

Visit BlackRock’s award-winning Shareholder® magazine, now available exclusively online at www.blackrock.com/shareholdermagazine. In this issue:

•	Discover why portfolio diversification still matters — even as nearly every financial asset class lost value over the past year.

•	Learn how adding commodities to a more traditional mix of assets can help you to balance risks and access new potential rewards.

•	Assuage your fears about higher taxes and discover how municipal bonds may offer some relief.

•	Find out if there’s still value to be found in dividend-paying stocks.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of March 31, 2009

Portfolio Management Commentary

How did the Fund perform?

•	The Fund’s fiscal year-end was changed to September 30.

•	The Fund outperformed the benchmark Russell 1000 Index for the five-month period.

•

The Fund pursues long-term capital growth by taking long positions (that is, purchases the security outright) primarily in large cap companies identified as attractive, and short positions (that is, sells a security that it has borrowed) in such securities identified as overvalued or poised for underperformance.

What factors influenced performance?

•

During the period, positive results in the information technology (“IT”), financials, consumer discretionary, industrials and energy sectors outweighed negative performance in consumer staples, utilities and materials.

•

In the long segment of the portfolio, stock selection within IT, specifically software and IT services, had a positive impact on performance. The Fund also benefited from an underweight in financials — an allocation driven by the lack of transparency, balance sheet opacity and future fundamental and regulatory uncertainty within the sector. In the consumer discretionary arena, we did well with companies benefiting from an increasingly cost-conscious consumer (for example, large discounters, dollar stores, etc.). Stock selection within industrials and energy aided results as well.

•

The biggest individual contributors to performance included AutoZone, Inc., Family Dollar Stores, Inc., Dollar Tree, Inc., Silicon Laboratories Inc. and Western Digital Corp. Underweight positions in Bank of America Corp. and Wells Fargo & Co. also helped. In the short segment, Las Vegas Sands Corp., Citigroup, Inc., Wynn Resorts Ltd., Alcoa, Inc. and MGM Mirage were standouts.

•	Detracting from performance in the long segment was stock selection in consumer staples and utilities. An underweight in the materials sector also hampered results.

•

The biggest detractors during the period included long positions in Capital One Financial Corp., Big Lots, Inc., Jones Apparel Group, Inc., Sunoco, Inc. and CNA Financial Corp. Among short positions, Whole Foods Market, Inc., Eagle Materials, Inc., Rambus, Inc., Freeport-McMoRan Copper & Gold, Inc. and Leap Wireless International, Inc. were laggards.

Describe recent portfolio activity.

•

During the period, we increased the Fund’s long exposure to the health care, energy, consumer staples and telecommunication services sectors, while we reduced long exposure to industrials and consumer discretionary. Within consumer discretionary, however, we did shift to a more cyclical stance, buying homebuilders and selected retail companies at depressed valuations.

•

The largest purchases within the Fund were Johnson & Johnson, Verizon Communications, Inc., Archer-Daniels-Midland Co., Sunoco, Inc. and Eli Lilly & Co. The largest sales included Hewlett-Packard Co., Symantec Corp., Panera Bread Co., Walt Disney Co. and Pfizer, Inc.

Describe Fund positioning at period end.

•

As of March 31, 2009, the long segment of the Fund was overweight relative to the benchmark in health care, energy and IT, and underweight in financials, utilities, materials, industrials and consumer staples. We remain comfortable with our underweight positions in consumer staples, where valuations are high, and financials, given the sector’s high degree of uncertainty.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]

Institutional	$1,000	$762.60	$5.45	$1,000	$1,018.72	$6.24
Investor A	$1,000	$762.00	$4.48	$1,000	$1,019.81	$5.14
Investor C	$1,000	$759.30	$7.63	$1,000	$1,016.22	$8.75

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.24% for Institutional, 1.02% for Investor A and 1.74% for Investor C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent period divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2009

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests by establishing long and short positions in a diversified portfolio of equity securities issued primarily by large cap companies located in the United States.

[3]

This unmanaged broad-based Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

[4]	Commencement of operations.

Performance Summary for the Period Ended March 31, 2009

			Average Annual Total Returns[5]

			1 Year		Since Inception[6]

	5-Month Total Returns	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	(11.17)%	(23.74)%	(29.86)%	N/A	(31.12)%	N/A
Investor A	(11.21)	(23.80)	(30.01)	(33.69)%	(31.29)	(34.12)%
Investor C	(11.43)	(24.07)	(30.53)	(31.23)	(31.82)	(31.82)
Russell 1000 Index	(15.90)	(30.59)	(38.27)	N/A	(35.90)	N/A

[5]

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on December 19, 2007.

N/A – Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2009	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on October 1, 2008 and held through March 31, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2009

Portfolio Information

As of March 31, 2009

Ten Largest Holdings	Percent of Long-Term Investments

Exxon Mobil Corp.	5%
Johnson & Johnson	3
Chevron Corp.	3
Verizon Communications, Inc.	2
ConocoPhillips	2
Amgen, Inc.	2
Occidental Petroleum Corp.	2
Eli Lilly & Co.	1
WellPoint, Inc.	1
The Travelers Cos., Inc.	1

Sector Allocation	Percent of Long-Term Investments

Health Care	26%
Information Technology	24
Energy	21
Consumer Staples	8
Consumer Discretionary	7
Industrials	5
Financials	5
Telecommunication Services	4

Ten Largest Investments Sold Short	Percent of Investments Sold Short

Eagle Materials, Inc.	1%
Aflac, Inc.	1
MasterCard, Inc. Class A	1
The Charles Schwab Corp.	1
Dominion Resources, Inc.	1
Applied Materials, Inc.	1
State Street Corp.	1
Smithfield Foods, Inc.	1
American Express Co.	1
T. Rowe Price Group, Inc.	1

Sector Allocation	Percent of Investments Sold Short

Financials	15%
Information Technology	14
Energy	13
Industrials	12
Consumer Discretionary	11
Materials	11
Utilities	10
Consumer Staples	6
Health Care	5
Telecommunication Services	3

For Fund compliance purposes, sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2009	7

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 9.4%
Diversified Consumer Services — 3.0%
Apollo Group, Inc. Class A (a)	3,000	$234,990
H&R Block, Inc.	12,600	229,194

		464,184

Household Durables — 2.5%
D.R. Horton, Inc.	19,600	190,120
Jarden Corp. (a)	14,800	187,516

		377,636

Multiline Retail — 0.6%
Family Dollar Stores, Inc.	2,800	93,436

Specialty Retail — 3.3%
Advance Auto Parts, Inc.	300	12,324
AutoZone, Inc. (a)	1,400	227,669
Barnes & Noble, Inc.	2,000	42,760
Foot Locker, Inc.	20,600	215,888

		498,641

Total Consumer Discretionary		1,433,897

Consumer Staples — 10.1%
Beverages — 1.9%
The Coca-Cola Co.	1,500	65,925
Hansen Natural Corp. (a)	6,100	219,600

		285,525

Food & Staples Retailing — 1.5%
SYSCO Corp.	5,500	125,400
Wal-Mart Stores, Inc.	2,000	104,200

		229,600

Food Products — 3.0%
Archer-Daniels-Midland Co.	9,200	255,576
Del Monte Foods Co.	27,600	201,204

		456,780

Household Products — 1.1%
The Procter & Gamble Co.	3,600	169,524

Personal Products — 1.3%
Herbalife Ltd.	13,000	194,740

Tobacco — 1.3%
Reynolds American, Inc.	5,800	207,872

Total Consumer Staples		1,544,041

Energy — 27.5%
Energy Equipment & Services — 2.6%
ENSCO International, Inc.	7,500	198,000
Tidewater, Inc.	5,600	207,928

		405,928

Common Stocks	Shares	Value

Energy (concluded)
Oil, Gas & Consumable Fuels — 24.9%
Anadarko Petroleum Corp.	6,000	$233,340
Chevron Corp.	8,200	551,368
ConocoPhillips	9,000	352,440
Exxon Mobil Corp.	15,600	1,062,360
Holly Corp.	9,200	195,040
Marathon Oil Corp.	9,200	241,868
Murphy Oil Corp.	4,600	205,942
Occidental Petroleum Corp.	5,600	311,640
Sunoco, Inc.	7,900	209,192
Tesoro Corp.	14,800	199,356
Valero Energy Corp.	13,000	232,700

		3,795,246

Total Energy		4,201,174

Financials — 6.4%
Diversified Financial Services — 0.3%
JPMorgan Chase & Co.	1,600	42,528

Insurance — 6.1%
American Financial Group, Inc.	13,100	210,255
Chubb Corp.	5,800	245,456
The Travelers Cos., Inc.	6,700	272,288
UnumProvident Corp.	16,800	210,000

		937,999

Total Financials		980,527

Health Care — 33.6%
Biotechnology — 3.9%
Amgen, Inc. (a)	7,100	351,592
Biogen Idec, Inc. (a)	4,600	241,132

		592,724

Health Care Providers & Services — 16.6%
Aetna, Inc.	10,200	248,166
AmerisourceBergen Corp.	6,900	225,354
Cigna Corp.	11,700	205,803
Community Health Systems, Inc. (a)	13,400	205,556
Express Scripts, Inc. (a)	4,300	198,531
Humana, Inc. (a)	2,100	54,768
LifePoint Hospitals, Inc. (a)	9,900	206,514
Lincare Holdings, Inc. (a)	9,500	207,100
McKesson Corp.	5,800	203,232
Omnicare, Inc.	8,700	213,063
Quest Diagnostics, Inc.	600	28,488
UnitedHealth Group, Inc.	12,800	267,904
WellPoint, Inc. (a)	7,200	273,384

		2,537,863

Health Care Technology — 1.4%
IMS Health, Inc.	16,700	208,249

See Notes to Financial Statements.

8	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care (concluded)
Pharmaceuticals — 11.7%
Abbott Laboratories	500	$23,850
Bristol-Myers Squibb Co.	4,100	89,872
Eli Lilly & Co.	8,600	287,326
Endo Pharmaceuticals Holdings, Inc. (a)	12,000	212,160
Forest Laboratories, Inc. (a)	9,900	217,404
Johnson & Johnson	11,000	578,600
Pfizer, Inc.	10,800	147,096
Watson Pharmaceuticals, Inc. (a)	7,400	230,214

		1,786,522

Total Health Care		5,125,358

Industrials — 7.0%
Aerospace & Defense — 2.6%
L-3 Communications Holdings, Inc.	3,200	216,960
Raytheon Co.	4,500	175,230

		392,190

Commercial Services & Supplies — 0.3%
R.R. Donnelley & Sons Co.	5,300	38,849

Electrical Equipment — 0.6%
Thomas & Betts Corp. (a)	3,800	95,076

Industrial Conglomerates — 0.5%
General Electric Co.	8,100	81,891

Machinery — 1.4%
Dover Corp.	8,000	211,040

Professional Services — 1.4%
Manpower, Inc.	6,500	204,945

Trading Companies & Distributors — 0.2%
WESCO International, Inc. (a)	2,000	36,240

Total Industrials		1,060,231

Information Technology — 30.7%
Communications Equipment — 3.1%
Cisco Systems, Inc. (a)	3,600	60,372
F5 Networks, Inc. (a)	9,500	199,025
Tellabs, Inc. (a)	46,200	211,596

		470,993

Computers & Peripherals — 5.4%
Apple, Inc. (a)	400	42,048
International Business Machines Corp.	1,700	164,713
Lexmark International, Inc. Class A (a)	11,900	200,753
QLogic Corp. (a)	18,500	205,720
Western Digital Corp. (a)	11,000	212,740

		825,974

Electronic Equipment, Instruments & Components — 3.9%
Arrow Electronics, Inc. (a)	10,600	202,036
Ingram Micro, Inc. Class A (a)	15,800	199,712
Tech Data Corp. (a)	9,300	202,554

		604,302

Common Stocks	Shares	Value

Information Technology (concluded)
IT Services — 9.9%
Accenture Ltd. Class A	8,900	$244,661
Affiliated Computer Services, Inc. Class A (a)	4,400	210,716
Alliance Data Systems Corp. (a)	5,800	214,310
Computer Sciences Corp. (a)	5,800	213,672
DST Systems, Inc. (a)	6,000	207,720
Hewitt Associates, Inc. Class A (a)	7,000	208,320
SAIC, Inc. (a)	11,100	207,237

		1,506,636

Internet Software & Services — 1.6%
Google, Inc. Class A (a)	100	34,806
Sohu.com, Inc. (a)	5,000	206,550

		241,356

Semiconductors & Semiconductor Equipment — 1.2%
Intel Corp.	1,800	27,090
National Semiconductor Corp.	9,700	99,619
Novellus Systems, Inc. (a)	3,800	63,194

		189,903

Software — 5.6%
BMC Software, Inc. (a)	6,500	214,500
CA, Inc.	2,600	45,786
Compuware Corp. (a)	30,300	199,677
Microsoft Corp.	9,900	181,863
Synopsys, Inc. (a)	10,200	211,446

		853,272

Total Information Technology		4,692,436

Materials — 0.5%
Chemicals — 0.5%
The Dow Chemical Co.	8,700	73,341

Total Materials		73,341

Telecommunication Services — 5.1%
Diversified Telecommunication Services — 5.1%
AT&T Inc.	7,400	186,480
Qwest Communications International Inc.	56,500	193,230
Verizon Communications, Inc.	13,200	398,640

Total Telecommunication Services		778,350

Utilities — 0.4%
Gas Utilities — 0.4%
UGI Corp.	2,500	59,025

Total Utilities		59,025

Total Investments Before Investments Sold Short (Cost — $21,327,999*) — 130.7%		19,948,380

See Notes to Financial Statements.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2009	9

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value

Consumer Discretionary — (3.2)%
Auto Components — (0.6)%
The Goodyear Tire & Rubber Co.	(7,400)	$(46,324)
Johnson Controls, Inc.	(3,700)	(44,400)

		(90,724)

Automobiles — (0.5)%
General Motors Corp.	(10,900)	(21,146)
Harley-Davidson, Inc.	(3,500)	(46,865)

		(68,011)

Hotels, Restaurants & Leisure — (0.9)%
Las Vegas Sands Corp.	(16,000)	(48,160)
Starbucks Corp.	(4,100)	(45,551)
Wynn Resorts Ltd.	(2,300)	(45,931)

		(139,642)

Specialty Retail — (1.2)%
Best Buy Co., Inc.	(1,200)	(45,552)
CarMax, Inc.	(3,700)	(46,028)
Dick’s Sporting Goods, Inc.	(3,200)	(45,664)
Staples, Inc.	(2,500)	(45,275)

		(182,519)

Total Consumer Discretionary		(480,896)

Consumer Staples — (1.9%)
Beverages — (0.3)%
The Coca-Cola Co.	(1,000)	(43,950)

Food & Staples Retailing — (0.6)%
Costco Wholesale Corp.	(1,000)	(46,320)
Walgreen Co.	(1,800)	(46,728)

		(93,048)

Food Products — (0.7)%
Campbell Soup Co.	(600)	(16,416)
Smithfield Foods, Inc.	(5,200)	(49,192)
Tyson Foods, Inc. Class A	(4,900)	(46,011)

		(111,619)

Household Products — (0.3)%
The Procter & Gamble Co.	(1,000)	(47,090)

Total Consumer Staples		(295,707)

Energy — (3.8)%
Energy Equipment & Services — (1.3)%
Global Industries Ltd.	(11,600)	(44,544)
Halliburton Co.	(2,900)	(44,863)
Schlumberger Ltd.	(1,100)	(44,682)
Smith International, Inc.	(800)	(17,184)
Weatherford International Ltd.	(4,000)	(44,280)

		(195,553)

Oil, Gas & Consumable Fuels — (2.5)%
Cabot Oil & Gas Corp. Class A	(1,800)	(42,426)
Consol Energy, Inc.	(1,700)	(42,908)
Hess Corp.	(700)	(37,940)
Newfield Exploration Co.	(2,000)	(45,400)
Peabody Energy Corp.	(1,700)	(42,568)
Quicksilver Resources, Inc.	(5,400)	(29,916)
Range Resources Corp.	(1,100)	(45,276)
Southwestern Energy Co.	(1,500)	(44,535)
XTO Energy, Inc.	(1,500)	(45,930)

		(376,899)

Total Energy		(572,452)

Investments Sold Short	Shares	Value

Financials — (4.6)%
Capital Markets — (1.9)%
Affiliated Managers Group, Inc.	(1,100)	$(45,881)
The Charles Schwab Corp.	(3,200)	(49,600)
Franklin Resources, Inc.	(900)	(48,483)
Northern Trust Corp.	(800)	(47,856)
State Street Corp.	(1,600)	(49,248)
T. Rowe Price Group, Inc.	(1,700)	(49,062)

		(290,130)

Commercial Banks — (0.6)%
KeyCorp	(5,300)	(41,718)
U.S. Bancorp	(3,300)	(48,213)

		(89,931)

Consumer Finance — (0.3)%
American Express Co.	(3,600)	(49,068)

Insurance — (1.5)%
Aflac, Inc.	(2,600)	(50,336)
The Allstate Corp.	(2,500)	(47,875)
Marsh & McLennan Cos., Inc.	(2,000)	(40,500)
The Progressive Corp.	(3,500)	(47,040)
Prudential Financial, Inc.	(2,100)	(39,942)

		(225,693)

Real Estate Management & Development — (0.3)%
CB Richard Ellis Group, Inc.	(9,900)	(39,897)

Total Financials		(694,719)

Health Care — (1.6)%
Biotechnology — (0.8)%
Celgene Corp.	(1,000)	(44,400)
Genzyme Corp.	(700)	(41,573)
Vertex Pharmaceuticals, Inc.	(1,400)	(40,222)

		(126,195)

Health Care Equipment & Supplies — (0.2)%
Intuitive Surgical, Inc.	(300)	(28,608)

Life Sciences Tools & Services — (0.6)%
Charles River Laboratories International, Inc.	(1,700)	(46,257)
Covance, Inc.	(1,100)	(39,193)

		(85,450)

Total Health Care		(240,253)

Industrials — (3.5)%
Aerospace & Defense — (0.3)%
Boeing Co.	(1,300)	(46,254)

Airlines — (0.2)%
Continental Airlines, Inc. Class B	(2,600)	(22,906)

Building Products — (0.3)%
USG Corp.	(5,500)	(41,855)

Commercial Services & Supplies — (0.2)%
Iron Mountain, Inc.	(1,700)	(37,689)

See Notes to Financial Statements.

10	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value

Industrials (concluded)
Construction & Engineering — (0.3)%
Quanta Services, Inc.	(2,100)	$(45,045)

Electrical Equipment — (0.3)%
First Solar, Inc.	(300)	(39,810)

Industrial Conglomerates — (0.4)%
3M Co.	(400)	(19,888)
McDermott International, Inc.	(3,400)	(45,526)

		(65,414)

Machinery — (1.5)%
Caterpillar, Inc.	(1,700)	(47,532)
Deere & Co.	(1,400)	(46,018)
Eaton Corp.	(1,200)	(44,232)
Illinois Tool Works, Inc.	(1,500)	(46,275)
PACCAR, Inc.	(1,900)	(48,944)

		(233,001)

Total Industrials		(531,974)

Information Technology — (4.1)%
Communications Equipment — (0.6)%
Corning, Inc.	(3,500)	(46,445)
Motorola, Inc.	(10,900)	(46,107)

		(92,552)

Computers & Peripherals — (0.6)%
Dell, Inc.	(4,800)	(45,504)
SanDisk Corp.	(3,600)	(45,540)

		(91,044)

IT Services — (0.6)%
Cognizant Technology Solutions Corp.	(2,200)	(45,738)
MasterCard, Inc. Class A	(300)	(50,244)

		(95,982)

Internet Software & Services — (0.5)%
Google, Inc. Class A	(100)	(34,806)
Yahoo! Inc.	(3,600)	(46,116)

		(80,922)

Semiconductors & Semiconductor Equipment — (1.2)%
Advanced Micro Devices, Inc.	(15,300)	(46,665)
Applied Materials, Inc.	(4,600)	(49,450)
Nvidia Corp.	(4,500)	(44,370)
Rambus, Inc.	(4,800)	(45,408)

		(185,893)

Software — (0.6)%
Cadence Design Systems, Inc.	(9,400)	(39,480)
Electronic Arts, Inc.	(2,600)	(47,294)

		(86,774)

Total Information Technology		(633,167)

Investments Sold Short	Shares	Value

Materials — (3.3)%
Chemicals — (1.4)%
Air Products & Chemicals, Inc.	(800)	$(45,000)
E.I. du Pont de Nemours & Co.	(2,100)	(46,893)
Monsanto Co.	(500)	(41,550)
The Mosaic Co.	(1,000)	(41,980)
Praxair, Inc.	(700)	(47,103)

		(222,526)

Construction Materials — (1.0)%
Eagle Materials, Inc.	(2,100)	(50,925)
Martin Marietta Materials, Inc.	(600)	(47,580)
Vulcan Materials Co.	(1,100)	(48,719)

		(147,224)

Metals & Mining — (0.6)%
Freeport-McMoRan Copper & Gold, Inc. Class B	(1,200)	(45,732)
Southern Copper Corp.	(2,700)	(47,034)

		(92,766)

Paper & Forest Products — (0.3)%
Weyerhaeuser Co.	(1,600)	(44,112)

Total Materials		(506,628)

Telecommunication Services — (0.9)%
Wireless Telecommunication Services — (0.9)%
American Tower Corp. Class A	(1,500)	(45,645)
Crown Castle International Corp.	(2,400)	(48,984)
Leap Wireless International, Inc.	(1,300)	(45,331)

Total Telecommunication Services		(139,960)

Utilities — (3.1)%
Electric Utilities — (1.6)%
American Electric Power Co., Inc.	(1,600)	(40,416)
FPL Group, Inc.	(900)	(45,657)
FirstEnergy Corp.	(1,000)	(38,600)
PPL Corp.	(1,600)	(45,936)
Progress Energy, Inc.	(600)	(21,756)
The Southern Co.	(1,500)	(45,930)

		(238,295)

Gas Utilities — (0.3)%
EQT Corp.	(1,400)	(43,862)

Independent Power Producers & Energy Traders — (0.3)%
Constellation Energy Group, Inc.	(2,300)	(47,518)

Multi-Utilities — (0.9)%
Consolidated Edison, Inc.	(1,200)	(47,532)
Dominion Resources, Inc.	(1,600)	(49,584)
Public Service Enterprise Group, Inc.	(1,600)	(47,152)

		(144,268)

Total Utilities		(473,943)

Total Investments Sold Short (Proceeds — $6,354,129) — (30.0)%		(4,569,699)

Total Investments, Net of Investments
Sold Short — 100.7%		15,378,681
Liabilities in Excess of Other Assets — (0.7)%		(111,897)

Net Assets — 100.0%		$15,266,784

See Notes to Financial Statements.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2009	11

Schedule of Investments (concluded)

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$22,504,686

Gross unrealized appreciation	$832,273
Gross unrealized depreciation	(3,388,579)

Net unrealized depreciation	$(2,556,306)

(a)	Non-income producing security.

•	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	(5)	$ 498

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Investments Sold Short

	Assets	Liabilities

Level 1	$19,948,380	$(4,569,699)
Level 2	—	—
Level 3	—	—

Total	$19,948,380	$(4,569,699)

See Notes to Financial Statements.

12	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2009

Statement of Assets and Liabilities

March 31, 2009 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $21,327,999)	$19,948,380
Investments sold receivable — unaffiliated	2,251,676
Investments sold receivable — affiliated	104,645
Capital shares sold receivable	60,153
Receivable from advisor	37,932
Dividends receivable	15,039
Income receivable — affiliated	13
Prepaid expenses	14,692

Total assets	22,432,530

Liabilities

Investments sold short at value (proceeds — $6,354,129)	4,569,699
Bank overdraft	719,897
Investments purchased payable	1,642,330
Capital shares redeemed payable	163,723
Distribution fees payable	4,692
Dividends on short sales payable	3,954
Other affiliates payable	586
Officer’s and Directors’ fees payable	2
Other accrued expenses payable	60,863

Total liabilities	7,165,746

Net Assets	$15,266,784

Net Assets Consist of

Institutional Shares, $0.10 par value, 400,000,000 shares authorized	$124,144
Investor A Shares, $0.10 par value, 300,000,000 shares authorized	40,239
Investor C Shares, $0.10 par value, 400,000,000 shares authorized	83,099
Paid-in capital in excess of par	24,374,661
Undistributed net investment income	55,949
Accumulated net realized loss	(9,816,119)
Net unrealized appreciation/depreciation	404,811

Net Assets	$15,266,784

Net Asset Value

Institutional — Based on net assets of $7,697,371 and 1,241,443 shares outstanding	$6.20

Investor A — Based on net assets of $2,485,671 and 402,393 shares outstanding	$6.18

Investor C — Based on net assets of $5,083,742 and 830,992 shares outstanding	$6.12

See Notes to Financial Statements.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2009	13

Statements of Operations

	Period November 1, 2008 to March 31, 2009 (Unaudited)	Period December 19, 2007[1] to October 31, 2008

Investment Income

Dividends	$196,124	$318,197
Income — affiliated	498	10,832
Interest	344	7,527

Total income	196,966	336,556

Expenses

Investment advisory	91,226	230,880
Service — Investor A	2,350	4,528
Service and distribution — Investor C	20,192	33,310
Professional	20,979	73,455
Accounting services	18,487	17,592
Printing	18,083	30,697
Registration	15,498	11,871
Stock loan fees	15,466	62,658
Interest	14,622	1,181
Organization and offering	14,417	140,227
Custodian	13,555	59,876
Transfer agent — Institutional	4,676	8,426
Transfer agent — Investor A	919	1,902
Transfer agent — Investor C	1,719	2,910
Officer and Directors	5,630	13,444
Miscellaneous	7,867	11,423

Total expenses excluding dividend expense	265,686	704,380
Dividend expense	45,921	106,243

Total expenses	311,607	810,623
Less fees reimbursed by advisor	(163,360)	(42,681)

Total expenses after reimbursement	148,247	767,942

Net investment income	48,719	(431,386)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(7,778,726)	(4,520,308)
Short sales	1,708,751	781,483

	(6,069,975)	(3,738,825)

Change in unrealized appreciation/depreciation on:
Investments	4,643,430	(6,023,049)
Short sales	(787,781)	2,572,211

	3,855,649	(3,450,838)

Total realized and unrealized loss	(2,214,326)	(7,189,663)

Net Decrease in Net Assets Resulting from Operations	$(2,165,607)	$(7,621,049)

[1]	Commencement of operations.

See Notes to Financial Statements.

14	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2009

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Period November 1, 2008 to March 31, 2009 (Unaudited)	Period December 19, 2007[1] to October 31, 2008

Operations

Net investment income (loss)	$48,719	$(431,386)
Net realized loss	(6,069,975)	(3,738,825)
Net change in unrealized appreciation/depreciation	3,855,649	(3,450,838)

Net decrease in net assets resulting from operations	(2,165,607)	(7,621,049)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(2,858,197)	27,911,637

Net Assets

Total increase (decrease) in net assets	(5,023,804)	20,290,588
Beginning of period	20,290,588	—

End of period	$15,266,784	$20,290,588

End of period undistributed net investment income	$55,949	$7,230

[1]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2009	15

Financial Highlights

	Institutional		Investor A		Investor C

	Period November 1, 2008 to March 31, 2009 (Unaudited)	Period December 19, 2007[1] to October 31, 2008	Period November 1, 2008 to March 31, 2009 (Unaudited)	Period December 19, 2007[1] to October 31, 2008	Period November 1, 2008 to March 31, 2009 (Unaudited)	Period December 19, 2007[1] to October 31, 2008

Per Share Operating Performance

Net asset value, beginning of period	$6.98	$10.00	$6.96	$10.00	$6.91	$10.00

Net investment income (loss)[2]	0.02	(0.16)	0.03	(0.17)	0.01	(0.23)
Net realized and unrealized loss	(0.80)	(2.86)	(0.81)	(2.87)	(0.80)	(2.86)

Net decrease from investment operations	(0.78)	(3.02)	(0.78)	(3.04)	(0.79)	(3.09)

Net asset value, end of period	$6.20	$6.98	$6.18	$6.96	$6.12	$6.91

Total Investment Return[3]

Based on net asset value	(11.17)%[4]	(30.20)%[4]	(11.21)%[4]	(30.40)%[4]	(11.43)%[4]	(30.90)%[4]

Ratios to Average Net Assets[5]

Total expenses after reimbursement and excluding dividend expense	1.24%	3.23%	1.02%	3.51%	1.74%	4.23%

Total expenses after reimbursement	1.85%	3.85%	1.62%	4.14%	2.34%	4.43%

Total expenses	3.80%	4.14%	4.06%	4.18%	4.80%	4.46%

Net investment income (loss)	0.76%	(2.04)%	0.95%	(2.30)%	0.23%	(3.03)%

Supplemental Data

Net assets, end of period (000)	$7,697	$14,672	$2,486	$1,815	$5,084	$3,804

Portfolio turnover	92%	109%	92%	109%	92%	109%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

16	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2009

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Large Cap Core Plus Fund (the “Fund”) of BlackRock Large Cap Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. During the period, the Fund changed its fiscal year end to September 30. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. The Fund values its investments in BlackRock Liquidity Series, LLC Cash Sweep Series at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Short Sales: When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. When the Fund makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. The Fund is required to repay the counterparty any dividends or interest received on the security sold short. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund segregate assets in connection with certain investments (e.g., short sales), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2009	17

Notes to Financial Statements (continued)

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US tax returns remains open for the period ended October 31, 2008.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: The Fund recorded a bank overdraft which resulted from estimates of available cash.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Fund were expensed by the Fund. Offering costs are amortized over a twelve-month period beginning with the commencement of operations. The investment advisor reimbursed organization costs, which are shown as fees reimbursed by advisor in the Statements of Operations.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Corporation on behalf of the Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide investment advisory and administration services. The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 1.20% of the average daily value of the Fund’s net assets.

The Advisor voluntarily agreed to waive fees or reimburse expenses so that the Fund’s operating expense ratio would not exceed 1.50% for Institutional Shares, 1.80% for Investor A Shares and 2.50% for Investor C Shares. The fee waiver or reimbursement is voluntary and could be discontinued by the Advisor at any time. The Advisor may in its discretion waive or reimburse additional amounts.

For the period November 1, 2008 to March 31, 2009 and the period December 19, 2007 to October 31, 2008, the Fund reimbursed the Advisor $138 and $342, respectively, for certain accounting services, which is included in accounting services in the Statements of Operations.

The Corporation on behalf of the Fund has entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BIL”). BIL is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee	Distribution Fee

Investor A	0.25%	—
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BIL, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, and BIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BIL and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A and Investor C shareholders.

For the period November 1, 2008 to March 31, 2009 and the period December 19, 2007 to October 31, 2008, BIL earned underwriting discounts and direct commissions and its affiliates earned dealer concessions on sales of the Fund’s Investor A Shares, which total $452 and $93,268, respectively, and affiliates received contingent deferred sales charges of $3,402 and $4,307, respectively, relating to transactions in Investor C Shares. Furthermore, affiliates also received contingent deferred sales charges of $49 relating to transactions subject to front-end sales charge waivers on Investor A Shares for the period December 19, 2007 to October 31, 2008.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees

18	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2009

Notes to Financial Statements (continued)

borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the period November 1, 2008 to March 31, 2009 and the period December 19, 2007 to October 31, 2008, the Fund paid $2,708 and $9,357, respectively, in return for these services, which is a component of the transfer agent fees in the accompanying Statements of Operations.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the period November 1, 2008 to March 31, 2009 and the period December 19, 2007 to October 31, 2008, the Fund reimbursed the Advisor the following amounts for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

	Call Center Fees

	Period November 1, 2008 to March 31, 2009	Period December 19, 2007 to October 31, 2008

Institutional	$72	$107
Investor A	$24	$31
Investor C	$30	$48

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Advisor for compensation paid to the Corporation’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period November 1, 2008 to March 31, 2009 were $21,920,567 and $25,773,632, respectively.

4. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is party to a $500 million credit agreement with a group of lenders, which expired November 2008 and was renewed until November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Fund did not borrow under the credit agreement during the period November 1, 2008 to March 31, 2009.

5. Capital Loss Carryforward:

As of October 31, 2008, the Fund had a capital loss carryforward of $2,562,227, all of which expires in 2016. This amount is available to offset future realized capital gains.

6. Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statement of Assets and Liabilities.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2009	19

Notes to Financial Statements (concluded)

7. Capital Share Transactions:

Transactions in shares for each class were as follows:

	Period November 1, 2008 to March 31, 2009		Period December 19, 2007[1] to October 31, 2008

	Shares	Amount	Shares	Amount

Institutional

Shares sold	236,931	$1,544,510	2,918,558	$27,033,868
Shares redeemed	(1,098,348)	(7,201,112)	(815,698)	(6,765,155)

Net increase (decrease)	(861,417)	$(5,656,602)	2,102,860	$20,268,713

Investor A

Shares sold	187,681	$1,238,783	371,276	$3,440,020
Shares redeemed	(45,983)	(294,394)	(110,581)	(923,052)

Net increase	141,698	$944,389	260,695	$2,516,968

Investor C

Shares sold	487,838	$3,137,095	633,891	$5,839,027
Shares redeemed	(207,082)	(1,283,079)	(83,655)	(713,071)

Net increase	280,756	$1,854,016	550,236	$5,125,956

[1]	Commencement of operations.

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard B. Surloff, Secretary

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

20	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2009

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2009	21

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how the Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

22	BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2009

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Diversification Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK LARGE CAP CORE PLUS FUND	MARCH 31, 2009	23

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Large Cap Core Plus Fund of
BlackRock Large Cap Series Funds, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#LCCP-3/09

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: May 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: May 20, 2009